Fair Value Measurements	12 Months Ended
Dec. 31, 2025
EBP 011
EBP, Investment, Fair Value and NAV [Line Items]
Fair Value Measurements	Fair Value Measurements
Fair value is defined as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date (i.e., an exit price). The fair value hierarchy prioritizes the inputs to valuation techniques used to measure fair value. The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1) and the lowest priority to unobservable inputs (Level 3). The three levels of the fair value hierarchy are described below:

•	Level 1 – Unadjusted quoted prices in active markets that are accessible to the Plan at the measurement date for identical assets and liabilities.

•	Level 2 – Inputs other than quoted prices in active markets for identical assets and liabilities that are observable either directly or indirectly for substantially the full term of the asset or liability. Level 2 inputs include the following:

•	quoted prices for similar assets or liabilities in active markets;

•	quoted prices for identical or similar asset or liabilities in markets that are not active;

•	observable inputs other than quoted prices that are used in the valuation of the assets or liabilities (e.g., interest rate and yield curve quotes at commonly quoted intervals); and

•	inputs that are derived principally from or corroborated by observable market data by correlation or other means.

•	Level 3 – Unobservable inputs for the asset or liability (i.e., supported by little or no market activity).
Level 3 inputs include management’s own assumption about the assumptions that market participants would use in pricing the asset or liability (including assumptions about risk). The Plan had no Level 3 investments as of December 31, 2025 and 2024 or during the year ended December 31, 2025.
The level in the fair value hierarchy within which the fair value measurement is classified is determined based on the lowest level input that is significant to the fair value measurement in its entirety.
Following is a description of the valuation techniques and inputs used for each major class of assets measured at fair value.
Mutual funds and savings: Valued at the closing price reported on the active market on which the individual securities are traded.
Common/collective trusts: Valued at the Net Asset Value ("NAV") of shares held by the Plan at year end. Common/collective trusts are invested to earn returns that match or exceed U.S. or international equity indexes.
Common stock fund:  Valued based on the underlying investments within the fund which comprise of Park-Ohio Holdings Corp. common stock and cash equivalents.
The methods described above may produce a fair value calculation that may not be indicative of net realizable value or reflective of future fair values. Furthermore, while the Plan believes its valuation methods are appropriate and consistent with other market participants, the use of different methodologies or assumptions to determine the fair value of certain financial instruments could result in a different fair value measurement at the reporting date. The Plan has not changed its valuation techniques for measuring fair value during the year ended December 31, 2025.
The Plan’s policy is to recognize significant transfers between levels at the actual date of the event or change in circumstances that caused the transfer. There were no transfers between levels during the years presented.
The following tables set forth by level, within the fair value hierarchy, the Plan’s assets carried at fair value:

	Assets at Fair Value as of December 31, 2025
	Level 1	Level 2	Level 3	Total
Mutual funds	$109,235,755	$—	$—	$109,235,755
Schwab Bank Savings cash account	11,859,498	—	—	11,859,498
Common stock fund	—	1,071,949	—	1,071,949
Total assets in the fair value hierarchy	$121,095,253	$1,071,949	$—	122,167,202
Investments measured at NAV as practical expedient:
Common/collective trusts				54,112,164
Total investments				$176,279,366

	Assets at Fair Value as of December 31, 2024
	Level 1	Level 2	Level 3	Total
Mutual funds	$103,647,199	$—	$—	$103,647,199
Schwab Bank Savings cash account	11,931,315	—	—	11,931,315
Common stock fund	—	1,473,066	—	1,473,066
Total assets in the fair value hierarchy	$115,578,514	$1,473,066	$—	117,051,580
Investments measured at NAV as practical expedient:
Common/collective trusts				47,811,977
Total investments				$164,863,557
At December 31, 2025, the Plan had no unfunded commitments related to common/collective trust funds. The redemption of common/collective trust funds is subject to the preference of individual Plan participants and, with the exception of the American Funds Growth Fund of America R4 (“American Funds”), contains no restrictions on the timing of redemption; however, participant redemptions may be subject to certain redemption fees.  The American Funds contain a restriction whereby, if a shareholder sells $5,000 or more in shares, he or she is restricted from purchasing back into the investment for 30 days.